Net loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three and six months ended June 30, 2026 we excluded all potentially dilutive restricted stock units and stock options in calculating diluted net loss per share as the effect was antidilutive. For the three and six months ended June 30, 2025 we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive (See Note 10 and 14).

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Numerator
Net loss - basic	$(58,949)	$(50,132)	$(95,401)	$(69,604)
Net loss - diluted	$(58,949)	$(50,132)	$(95,401)	$(69,604)

Denominator
Weighted average shares – basic	52,305,291	59,294,514	51,748,840	59,562,894
Weighted average shares – diluted	52,305,291	59,294,514	51,748,840	59,562,894

Net loss per share
Basic	$(1.13)	$(0.85)	$(1.84)	$(1.17)
Diluted	$(1.13)	$(0.85)	$(1.84)	$(1.17)